BUSINESS ACQUISITIONS (Details) - USD ($)				12 Months Ended
	Sep. 14, 2022	Sep. 07, 2022	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets:
Goodwill				$ 37,797,301	$ 4,918,823	$ 4,815,999
i CANN | Founder-holders of i CANN equity interests
Total Consideration
Cash Payment			$ 400,000
i CANN | Holders of i CANN equity interests who were not accredited investors
Total Consideration
Cash Payment			$ 42,956
2022 Acquisitions
Total Consideration
Convertible Debenture Notes				16,257,104
Restricted Stock Units Issued				188,122
Derivative Asset				(251,020)
Contingent Restricted Stock Units				5,460,000
Fair Value of equity issued				25,266,796
Shares Payable				5,469,000
Fair Value of Remaining 50% equity interest				900,000
Cash Payment				2,538,744
Loan Forgiveness				5,461,257
Assumption of IRS Debt				6,753,499
Total Consideration				68,043,502
Net Assets Acquired (Liabilities Assumed)
Current Assets				11,240,197
Operating Lease Right-of-Use Asset				6,723,098
Property, Plant and Equipment				2,888,825
Non-Current Assets				97,162
Current Liabilities Assumed				(7,869,727)
Lease Liabilities				(6,284,831)
Deferred Tax Liabilities, Net				(8,750,472)
Intangible Assets:
Intangible Assets				31,270,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)				29,314,252
Goodwill				38,729,250
Total Net Assets Acquired				68,043,502
Revenues from Acquisition				12,560,626
Net Income (Loss) from Acquisition				1,093,310
Pro Forma Revenues				22,716,875
Pro Forma Net Income (Loss)				391,015
2022 Acquisitions | Intellectual Property
Intangible Assets:
Intangible Assets				7,500,000
2022 Acquisitions | Customer Relationships
Intangible Assets:
Intangible Assets				2,600,000
2022 Acquisitions | Cannabis License
Intangible Assets:
Intangible Assets				21,170,000
Plus Point Holding Inc, Acquisition
Total Consideration
Convertible Debenture Notes				16,257,104
Restricted Stock Units Issued				188,122
Derivative Asset				(251,020)
Contingent Restricted Stock Units				5,460,000
Fair Value of equity issued				9,707,414
Total Consideration				31,361,620
Net Assets Acquired (Liabilities Assumed)
Current Assets				6,095,273
Operating Lease Right-of-Use Asset				294,159
Property, Plant and Equipment				789,779
Non-Current Assets				93,662
Current Liabilities Assumed				(1,157,112)
Lease Liabilities				(294,159)
Deferred Tax Liabilities, Net				(2,154,737)
Intangible Assets:
Intangible Assets				7,700,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)				11,366,865
Goodwill				19,994,755
Total Net Assets Acquired				31,361,620
Revenues from Acquisition				4,877,839
Net Income (Loss) from Acquisition				258,022
Pro Forma Revenues				3,911,580
Pro Forma Net Income (Loss)				1,067,848
Plus Point Holding Inc, Acquisition | Intellectual Property
Intangible Assets:
Intangible Assets				5,100,000
Plus Point Holding Inc, Acquisition | Customer Relationships
Intangible Assets:
Intangible Assets				2,600,000
The Pottery Inc, Acquisition
Total Consideration
Fair Value of equity issued				1,100,000
Fair Value of Remaining 50% equity interest				900,000
Total Consideration				2,000,000
Net Assets Acquired (Liabilities Assumed)
Current Assets				382,436
Operating Lease Right-of-Use Asset				3,671,969
Property, Plant and Equipment				37,201
Non-Current Assets				3,500
Current Liabilities Assumed				(2,854,242)
Lease Liabilities				(3,671,969)
Deferred Tax Liabilities, Net				(971,031)
Intangible Assets:
Intangible Assets				3,470,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)				67,864
Goodwill				1,932,136
Total Net Assets Acquired				2,000,000
Revenues from Acquisition				1,070,380
Net Income (Loss) from Acquisition				(457,593)
Pro Forma Revenues				2,110,084
Pro Forma Net Income (Loss)				(1,287,036)
The Pottery Inc, Acquisition | Intellectual Property
Intangible Assets:
Intangible Assets				400,000
The Pottery Inc, Acquisition | Cannabis License
Intangible Assets:
Intangible Assets				3,070,000
Natural Healing Centre LLC, Acquisition
Total Consideration
Fair Value of equity issued				5,938,298
Shares Payable				2,262,000
Cash Payment				590,795
Loan Forgiveness				1,711,257
Assumption of IRS Debt				6,753,499
Total Consideration				17,255,849
Net Assets Acquired (Liabilities Assumed)
Current Assets				4,146,644
Operating Lease Right-of-Use Asset				992,717
Property, Plant and Equipment				273,679
Current Liabilities Assumed				(2,496,552)
Lease Liabilities				(832,060)
Deferred Tax Liabilities, Net				(3,665,852)
Intangible Assets:
Intangible Assets				13,100,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)				11,518,576
Goodwill				5,737,273
Total Net Assets Acquired				17,255,849
Revenues from Acquisition				3,468,548
Net Income (Loss) from Acquisition				956,096
Pro Forma Revenues				8,158,053
Pro Forma Net Income (Loss)				551,711
Natural Healing Centre LLC, Acquisition | Intellectual Property
Intangible Assets:
Intangible Assets				1,100,000
Natural Healing Centre LLC, Acquisition | Cannabis License
Intangible Assets:
Intangible Assets				12,000,000
NHC Lemoore LLC, Acquisition
Total Consideration
Fair Value of equity issued				3,272,515
Shares Payable		$ 3,272,515		1,274,000
Cash Payment				1,642,522
Loan Forgiveness				3,750,000
Total Consideration		$ 9,939,037		9,939,037
Net Assets Acquired (Liabilities Assumed)
Current Assets				147,259
Operating Lease Right-of-Use Asset				991,606
Property, Plant and Equipment				1,788,166
Current Liabilities Assumed				(706,487)
Lease Liabilities				(833,989)
Deferred Tax Liabilities, Net				(363,787)
Intangible Assets:
Intangible Assets				1,300,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)				2,322,768
Goodwill				7,616,269
Total Net Assets Acquired				9,939,037
Revenues from Acquisition				1,231,088
Net Income (Loss) from Acquisition				(128,685)
Pro Forma Revenues				3,889,361
Pro Forma Net Income (Loss)				(231,069)
NHC Lemoore LLC, Acquisition | Intellectual Property
Intangible Assets:
Intangible Assets				300,000
NHC Lemoore LLC, Acquisition | Cannabis License
Intangible Assets:
Intangible Assets				1,000,000
NH-MB LLC, Acquisition
Total Consideration
Fair Value of equity issued				5,248,569
Shares Payable	$ 5,248,569			1,933,000
Cash Payment				305,427
Total Consideration	$ 7,486,996			7,486,996
Net Assets Acquired (Liabilities Assumed)
Current Assets				468,585
Operating Lease Right-of-Use Asset				772,647
Current Liabilities Assumed				(655,334)
Lease Liabilities				(652,654)
Deferred Tax Liabilities, Net				(1,595,065)
Intangible Assets:
Intangible Assets				5,700,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)				4,038,179
Goodwill				3,448,817
Total Net Assets Acquired				7,486,996
Revenues from Acquisition				1,912,771
Net Income (Loss) from Acquisition				465,470
Pro Forma Revenues				4,647,797
Pro Forma Net Income (Loss)				289,561
NH-MB LLC, Acquisition | Intellectual Property
Intangible Assets:
Intangible Assets				600,000
NH-MB LLC, Acquisition | Cannabis License
Intangible Assets:
Intangible Assets				5,100,000
iCANN, LLC
Total Consideration
Fair Value of equity issued				3,380,278
Cash Payment				442,956
Equity Investment Converted				2,045,309
Total Consideration				5,868,543
Net Assets Acquired (Liabilities Assumed)
Current Assets				562,221
Operating Lease Right-of-Use Asset				1,160,730
Property, Plant and Equipment				692,645
Current Liabilities Assumed				(922,745)
Lease Liabilities				(1,113,584)
Deferred Tax Liabilities, Net				(209,466)
Intangible Assets:
Intangible Assets				3,500,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)				3,669,801
Goodwill				2,198,742
Total Net Assets Acquired				5,868,543
Revenues from Acquisition				6,819,012
Net Income (Loss) from Acquisition				60,834
iCANN, LLC | Intellectual Property
Intangible Assets:
Intangible Assets				600,000
iCANN, LLC | Cannabis License
Intangible Assets:
Intangible Assets				$ 2,900,000